Financial Instruments - Derivative Instruments designated as hedging instruments - Location of Gain/(Loss) Recognized (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (105,058)	$ (374,843)	$ (424,533)
Interest and finance costs | Derivative Instruments designated as hedging instruments
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (105,058)	$ (374,843)	$ (424,533)